Investments in joint ventures (Notes)	12 Months Ended
Dec. 31, 2019
Separate Financial Statements [Abstract]
Investments in joint ventures
Investments in joint ventures
The following table provides aggregated summarized financial information relating to the group’s share of joint ventures. In December 2019, BP and Bunge both contributed their Brazilian biofuels and biopower businesses into a new joint venture, BP Bunge Bioenergia. BP owns 50% of the new entity.

			$ million
	2019	2018	2017
Sales and other operating revenues	14,139	13,258	11,380
Profit before interest and taxation	975	1,396	1,394
Finance costs	111	85	100
Profit before taxation	864	1,311	1,294
Taxation	288	414	117
Profit for the year	576	897	1,177
Other comprehensive income	(6)	6	8
Total comprehensive income	570	903	1,185
Non-current assets	13,408	10,399
Current assets	3,738	2,935
Total assets	17,146	13,334
Current liabilities	2,514	1,715
Non-current liabilities	4,676	3,017
Total liabilities	7,190	4,732
Net assets	9,956	8,602
Group investment in joint ventures
Group share of net assets (as above)	9,956	8,602
Loans made by group companies to joint ventures	35	45
	9,991	8,647
Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2019		2018		2017
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	4,884	431	4,603	251	3,578	352

						$ million
Purchases from joint ventures		2019		2018		2017
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	1,812	225	1,336	300	1,257	176

The terms of the outstanding balances receivable from joint ventures are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.